SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Revenue from contracts with customers
Revenue from contracts with customers
Service revenue
Service revenue includes revenue from airtime charges from contract and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services (“VAS”). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when VEON’s performance obligation is to arrange the provision of the services by another party (VEON acts as an agent), and gross when VEON is primarily responsible for fulfilling the obligation to provide such services to the customer.
Revenue for services with a fixed term, including fixed-term tariff plans and monthly subscriptions, is recognized on a straight-line basis over time. For pay-as-you-use plans, in which the customer is charged based on actual usage, revenue is recognized on a usage basis. Some tariff plans allow customers to rollover unused services to the following period. For such tariff plans, revenue is generally recognized on a usage basis.
For contracts which include multiple service components (such as voice, text, data), revenue is allocated based on stand-alone selling price of each performance obligation. The stand-alone selling price for these services is usually determined with reference to the price charged per service under a pay-as-you-use plan to similar customers.
Upfront fees, including activation or connection fees, are recognized on a straight-line basis over the contract term. For contracts with an indefinite term (for example, prepaid contracts), revenue from upfront fees is recognized over the average customer life.
Revenue from other operators, including interconnect and roaming charges, is recognized based on the price specified in the contract, net of any estimated retrospective volume discounts. Accumulated experience is used to estimate and provide for the discounts.
All service revenue is recognized over time as services are rendered.
Sale of equipment and accessories
Equipment and accessories are usually sold to customers on a stand-alone basis, or together with service bundles. Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
The vast majority of equipment and accessories sales pertain to mobile handsets and accessories. Revenue for mobile handsets and accessories is recognized when the equipment is sold to a customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
All revenue from sale of equipment and accessories is recognized at a point in time.
Contract balances
Contract balances
Receivables and unbilled receivables mostly relate to amounts due from other operators and postpaid customers. Unbilled receivables are transferred to Receivables when the Group issues an invoice to the customer.
Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’, ‘Short-term deferred revenue’ and ‘Customer advances’ in Note 6. All current contract liabilities outstanding at the beginning of the year are recognized as revenue during the year.
Customer acquisition costs
Customer acquisition costs
Certain incremental costs that are incurred in acquiring a contract with a customer (“customer acquisition costs”) and are considered recoverable are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 6). Such costs generally relate to commissions paid to third-party dealers and are amortized on a straight-line basis over the average customer life within ‘Selling, general and administrative expenses’.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within "Customer associated costs". Refer to Note 3 for further details.
Trade and other receivables	Trade and other receivables Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized for all receivables measured at amortized cost at each reporting date. This means that an ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis. Refer to Note 18 for our credit risk management policy.
Provisions	Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event. It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.
Contingent liabilities
SOURCE OF ESTIMATION UNCERTAINTY
The Group is involved in various legal proceedings, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable and /or the impact could not be estimated (no reasonable estimate could be made).
Income taxes
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.
Property and equipment
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
Schedule of information for cash-generating units

	March 31, 2022 ***			September 30, 2021
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%	—%	—%	9.3%
Average annual revenue growth rate	6.2%	1.6%	5.5%	5.0%	1.6%	4.4%
Average operating margin	32.4%	35.0%	32.8%	33.2%	35.5%	33.6%
Average CAPEX / revenue **	20.3%	18.0%	19.9%	25.4%	21.0%	24.7%

* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027), and terminal period in 2028 (for 2020 being 2021-2025 with terminal period 2026); for comparative period 2021 the rates were revised to conform the calculation being 2022-2026 and terminal period in 2027.
** CAPEX excludes licenses and ROU assets.

*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.
The Group has significant investments in property and equipment, intangible assets, and goodwill.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with emerging markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy, including geopolitical situations and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.
Intangible assets
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years

Goodwill	Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired. See Note 11 for further details.
Control over subsidiaries
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgement is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.
Put options over non-controlling interest
Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures when necessary and available. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur. There have been no derivatives in hedge accounting relationships during 2023.
Hedges of a net investment
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.

Fair value of financial instruments
Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 16.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgement is required in establishing fair values. The judgements include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgement regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.
Share-based payment transactions
ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which includes the impact of any market performance conditions. The grant date fair value is expensed over the vesting period, taking into account expected forfeitures and non-market performance conditions, if any, with a corresponding increase in equity. This is based upon the Company’s estimate of the shares or share options that will eventually vest which takes account of all service and non-market performance conditions, if applicable, with adjustments being made where new information indicate the number of shares or share options expected to vest differs from previous estimates.
Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized as selling, general and administrative expenses within the income statement. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transaction.
Other short-term benefits not related to share-based payments are expensed in the period when services are received.

Basis of preparation
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.
Basis of consolidation
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 14 for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
Foreign currency translation
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.
Changes in accounting policies and disclosures, new standards, interpretations, and amendments not yet adopted by the group
NEW STANDARDS AND INTERPRETATIONS
Adopted in 2023
A number of amended standards became effective as of January 1, 2023, which did not have a material impact on VEON financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.
Not yet adopted by the Group
Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions.